Property and Equipment - Schedule of Property and Equipment Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment Net [Abstract]
Property and equipment, estimated useful life	5 years
Equipment	$ 118,486	$ 11,286
Less: Accumulated depreciation and amortization	(5,101)
Property and equipment, net	$ 113,385	$ 11,286